GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 12:-     GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2016, 2015 and 2014 and long-lived assets as of December 31, 2016 and 2015:

	Year ended December 31,
	2016	2015	2014
Revenue from sales to customers:

Israel	$-	$32	$212
Europe	712	9,245	12,155

Total revenue	$712	$9,277	$12,367

	December 31,
	2016	2015
Long-lived assets:

Israel	4,227	4,384
United States	1,738	1,644

Total long-lived assets	5,965	6,028

	Year ended December 31,
	2016	2015	2014
Sales to a single customer exceeding 10%:

Customer A	100%	99%	98%